SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2021
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

8.      SHAREHOLDERS’ EQUITY

Ordinary Shares

On October 29, 2019, the board of directors approved the re-designation of the authorized share capital of 100,000 ordinary shares to 71,369 Class A ordinary shares and 28,631 Class B ordinary shares. On October 31, 2019, the board of directors approved the increase of authorized share capital of the Class A and Class B ordinary shares to 700,000 and 300,000, respectively. Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting and conversion rights. Each Class A ordinary share is entitled to one vote; and each Class B ordinary share is entitled to ten votes and is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. On October 31, 2019, the board of directors approved a share split of 1-for-100, pursuant to which the authorized share capital of the Class A and Class B ordinary shares would increase to 70,000,000 and 30,000,000, respectively, with a par value of US$0.01. The registration of the above changes was completed on November 12, 2019 and the ordinary shares have been retrospectively adjusted accordingly.

As of December 31, 2020 and June 30, 2021, the Group is authorized to issue 70,000,000 Class A Ordinary shares with US$0.01 par value per share. As of December 31, 2020 and June 30, 2021, 9,192,660 and 13,222,034 Class A ordinary shares were issued and outstanding, respectively. As of December 31, 2020 and June 30, 2021, the Group is authorized to issue 30,000,000 Class B Ordinary shares with US$0.01 par value per share. As of December 31, 2020 and June 30, 2021, 2,863,100 and 2,773,100 Class B ordinary shares were issued and outstanding. Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting and conversion rights. Each Class A ordinary share is entitled to one vote; and each Class B ordinary share is entitled to ten votes and is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

8.      SHAREHOLDERS’ EQUITY (CONTINUED)

Completion of IPO

On January 30, 2020, the Group completed its IPO on the Nasdaq Stock Exchange. The Group offered 1,333,360 ADSs, representing 1,333,360 Class A ordinary shares at offering price of US$12.00 per ADS. The net proceeds to the Group from the IPO, after deducting commissions and offering expenses of approximately RMB35,200 (US$5,395), were RMB 75,460 (or approximately US$ 11,565).

Conversion of convertible loans

On February 17, 2021, the Group issued 54,642 shares for conversion of EMC convertible loan based on the conversion price of $5.12 per share. On June 21, 2021, the Group issued 563,800 shares on June 21, 2021 for HZ convertible loan based on the conversion price ranging from $3.52-$3.55 per share (Note 6).

Shares issued for reserve

On March 16, 2021, the Group issued 2,000,000 Class A ordinary shares held in an escrow account as reserve solely for potential convertible loans conversion. For the six months ended June 30, 2021, the Group had an aggregated of 2,500,000 Class A ordindary shares issued in escrow account as reverse for potential convertible loan conversion purpose. The Group then transferred total of 618,442 Class A ordinary shares to the holders of EMC convertible loan and HZ convertible loan upon conversions (Note 6). As of June 30, 2021, the Group still had the remaining 1,881,558 Class A ordinary shares held in an escow account as reserve solely for potential convertible loans conversion.

Private placements

On February 20, 2021, the Group entered into a share purchase agreement with Dr. Chris Chang Yu, under which Dr. Chris Chang Yu purchased 152,100 ordinary shares at the price of US$4.56 per share. The receivable was offset with previous balance due to Dr. Chris Chang Yu.

On February 21, 2021, the Group entered into a share subscription agreement with a Chinese investor, under which the Group issued 387,597 Class A ordinary Shares at price of US$4.80 to the investor for gross proceeds of RMB 12,000 on February 24, 2021. The Group paid a finder’s fee in the form of 19,174 Class A ordinary shares to a Chinese consultant on March 22, 2021 in connection with this transaction.

On May 12, 2021, the Group entered into a share subscription agreement with an investor, under which the Group issued 238,095 Class A ordinary Shares at price of US$4.2 to the investor for gross proceeds of RMB6,470.

On June 22, 2021, the Group entered into a share subscription agreement with an investor, under which the Group issued 425,532 Class A ordinary Shares at price of US$3.76 to the investor for gross proceeds of RMB10,353. In connection with the transaction, the Group paid a finder’s fee in the form of 21,276 Class A ordinary shares to a Chinese consultant. The Group received the final portion of private placement proceed of RMB 2,841 in July 2021 (note 4).

Transfer of Class B ordinary shares to Class A ordinary shares

For the six months ended June 30, 2021, 90,000 Class B ordinary shares were transferred to Class A ordinary share due to shareholder’s transfer.